Note 12 - Accrued Charter Revenue, Current and Non-current and Unearned Revenue, Current and Non-current (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Unbilled Receivables, Not Billable at Balance Sheet Date [Table Text Block]
Year ending December 31,	Amount
2018	$(4,861)
2019	(6,821)
2020	(1,186)
Total	$(12,868)

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	December 31, 2017	June 30, 2018
Hires collected in advance	$5,589	$4,676
Deferred gain, net	4,158	3,860
Charter revenue resulting from varying charter rates	16,620	12,868
Total	$26,367	$21,404
Less current portion	(15,310)	(13,687)
Non-current portion	$11,057	$7,717